Income Taxes (Reconciliation of Reported Income Taxes and Federal Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Income Taxes [Abstract]
Federal income taxes	$ 473	$ (277)
State income taxes, net of federal income tax effect	77	(26)
Non-deductible stock based compensation	14	28
Non-deductible merger related costs	(102)	102
Other items, net	(10)	(2)
Income Tax Expense (Benefit), Total	452	(175)
Effective Income Taxes	$ 452	$ (175)
Federal income taxes, percent	34.00%	(34.00%)
State income taxes, net of federal income tax effect, percent	5.60%	(3.20%)
Non-deductible stock based compensation, percent	1.00%	3.40%
Non-deductible merger related costs (reimbursement), percent	(7.30%)	12.50%
Other items, net, percent	(0.80%)	(0.20%)
Effective Income Taxes, Percent	32.50%	(21.50%)